Intangible Assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
18. Intangible Assets

(CAD$ in millions)	Total
At January 1, 2023
Cost	$525
Accumulated amortization and impairment	(125)
Net book value	$400
Year ended December 31, 2023
Opening net book value	$400
Additions – internal development	83
Amortization	(50)
Impairment	(88)
Closing net book value	$345
At December 31, 2023
Cost	$608
Accumulated amortization and impairment	(263)
Net book value	$345
Year ended December 31, 2024
Opening net book value	$345
Additions – internal development	17
Amortization	(43)
Impairment	(75)
Change in foreign exchange rates	3
Sale of steelmaking coal business	(51)
Closing net book value	$196
At December 31, 2024
Cost	$577
Accumulated amortization and impairment	(381)
Net book value	$196

The $75 million impairment in 2024 includes $38 million that was presented as part of asset impairment expense related to the impairment of the Trail CGU (Note 9(a)).